Securities Act File No. 333-131820

           ICA No. 811- 21853

As filed with the Securities and Exchange Commission on March 21, 2011

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [   ]

 Pre-Effective Amendment No.    ____   [   ]

 Post-Effective Amendment No.   _29  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

Amendment No.                             30   [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616 (phone) (631) 470-2702 (fax)

  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

(X )

immediately upon filing pursuant to paragraph (b).

( )

on May 1, 2010 pursuant to paragraph (b).

(  )

60 days after filing pursuant to paragraph (a)(1).

( )

on (date) pursuant to paragraph (a)(1).

(  )

75 days after filing pursuant to paragraph (a)(2).

( )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

( )

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the:

TOPS™ Capital Preservation ETF Portfolio

TOPS™ Balanced ETF Portfolio

TOPS™ Moderate Growth ETF Portfolio

TOPS™ Growth ETF Portfolio

TOPS™ Aggressive Growth ETF Portfolio

TOPS™ Protected Balanced ETF Portfolio

TOPS™ Protected Moderate Growth ETF Portfolio

TOPS™ Protected Growth ETF Portfolio

each a series of the Trust

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on this 21st day of March, 2011.

                                                                NORTHERN LIGHTS FUND TRUST

                                      (Registrant)

/s/ Andrew Rogers

By: Andrew Rogers,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	March 21, 2011
L. Merill Bryan*	Trustee	March 21, 2011
Gary Lanzen*	Trustee	March 21, 2011
Anthony Hertl*	Trustee	March 21, 2011
Mark Taylor*	Trustee	March 21, 2011
/s/ Andrew Rogers__ Andrew Rogers	President and Principal Executive Officer	March 21, 2011
Kevin Wolf*	Treasurer and Principal Accounting Officer	March 21, 2011

By:                                     Date:

/s/ Emile R. Molineaux     March 21, 2011

Emile R. Molineaux

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on April 5, 2007.

** Attorney-in-Fact – Pursuant to a Power of Attorney filed on July 15, 2008.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase